Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Loss From Continuing Operations, Before Income Tax and Discontinued Operations Attributable to Different Jurisdictions

Loss from continuing operations, before income tax and discontinued operations attributable to different jurisdictions was as follows:

	Years ended December 31,
	2014	2013	2012
Russia	(2,343,202)	(630,392)	(669,215)
Switzerland	(6,198)	(592,724)	(24,699)
British Virgin Islands	(36,592)	38,129	16,808
Romania	—	(87,006)	(340,988)
Lithuania	855	1,048	(10,832)
Kazakhstan	—	(4,524)	(13,107)
USA	(1,477)	(3,045)	460
Other	(683,248)	(347,264)	5,514

Total	(3,069,862)	(1,625,778)	(1,036,059)

Schedule of Income Tax Benefit or Expense, by Jurisdiction

	Years ended December 31,
	2014	2013	2012
Russia	(2,343,202)	(630,392)	(669,215)
Switzerland	(6,198)	(592,724)	(24,699)
British Virgin Islands	(36,592)	38,129	16,808
Romania	—	(87,006)	(340,988)
Lithuania	855	1,048	(10,832)
Kazakhstan	—	(4,524)	(13,107)
USA	(1,477)	(3,045)	460
Other	(683,248)	(347,264)	5,514

Total	(3,069,862)	(1,625,778)	(1,036,059)

	Years ended December 31,
	2014	2013	2012
Current income tax expense (benefit)
Russia	137,014	106,297	238,156
Switzerland	305	275	(4,583)
Romania	—	—	(94)
Lithuania	—	—	—
Kazakhstan	—	—	—
USA	637	(526)	7
Other	33,054	2,796	8,239

	171,010	108,842	241,725
Deferred income tax expense (benefit)
Russia	(346,913)	9,966	7,639
Switzerland	388	(2,187)	1,434
Romania	—	—	(14,450)
Lithuania	—	6	(116)
Kazakhstan	—	195	327
USA	(262)	—	118
Other	(8,131)	(37,730)	5,924

	(354,918)	(29,750)	876

Total income tax (benefit) expense	(183,908)	79,092	242,601

Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements

The reconciliation between the income tax (benefit) expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling interest, to the income tax expense reported in the financial statements is as follows:

	Years ended December 31,
	2014	2013	2012
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	(613,972)	(325,156)	(207,212)
Effects of other jurisdictions and permanent differences:
Non-deductible interest expenses	92,344	—	—
Other non-deductible expenses and non-taxable income, net	160,550	131,486	299,994
Social expenditures	2,768	4,618	3,888
Change in valuation allowance	21,574	195,971	125,056
Change in unrecognized tax benefits under ASC 740	(30,378)	61,230	17,598
Different tax rates in foreign jurisdictions	2,783	5,800	(268)
Fines and penalties related to taxes	12,605	631	5,988
Effect from disposal of subsidiaries	—	16,874	—
Unrecognized tax position of prior periods recognized in 2014	114,212	—	—
Other permanent differences	53,606	(12,362)	(2,443)

Income tax (benefit) expense, as reported	(183,908)	79,092	242,601

Schedule of Deferred Tax Assets, Net and Liability

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	December 31, 2014	December 31, 2013
Deferred tax assets, current
Inventory	2,631	8,161
Net operating loss carry-forwards	99,826	3,252
Bad debt allowance	14,772	10,749
Timing difference in cost recognition	969	25,677
Accrued liabilities	10,145	4,854
Vacation provision	1,217	2,269
Other	372	5,973

Total deferred tax asset, current	129,932	60,935
Valuation allowance for deferred tax assets, current	(4,693)	(4,444)

Total deferred tax asset net of valuation allowance, current	125,239	56,491

Deferred tax assets, non-current
Net operating loss carry-forwards	721,004	736,880
Asset retirement obligation	2,012	3,352
Property, plant and equipment	23,847	29,112
Pension obligations	—	—
Borrowings — exercise of cross currency option	62,786	—
Other	10,300	1,388

Total deferred tax assets, non-current	819,949	770,732
Valuation allowance for deferred tax assets, non-current	(526,081)	(598,998)

Total deferred tax asset net of valuation allowance, non-current	293,868	171,734

Total deferred tax asset, net	419,107	228,225

Deferred tax liabilities, current
Timing difference in revenue recognition	1,228	2,146
Timing difference in cost recognition	10,444	4,995
Inventories	14,491	43,646
Bad debt allowance	4,971	6,621
Other	10,775	11,766

Total deferred tax liabilities, current	41,909	69,174

Deferred tax liabilities, non-current
Property, plant and equipment	255,870	377,376
Mineral licenses	142,795	261,060
Timing difference in cost recognition	209	3,057
Other	2,015	31,416

Total deferred tax liabilities, non-current	400,889	672,909

Total deferred tax liability	442,798	742,083

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits

The reconciliation of the beginning and ending amount of unrecognized income tax benefits, net of interest and penalties, is as follows:

	2014	2013
Unrecognized income tax benefits at the beginning of year	64,543	16,703
Increases as a result of tax positions taken during a prior period	3,478	52,567
Decreases as a result of tax positions taken during the prior period	—	—
Decreases as a result of settlements with tax authorities	(6,346)	—
Decreases as a result of a lapse of the applicable statute of limitations	(18,536)	—
Decreases as a result of tax positions taken during the current period	—	(1,806)
Translation difference	(14,351)	(2,921)

Unrecognized income tax benefits at the end of year	28,788	64,543